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CCM Affordable Housing MBS ETF
CCM Affordable Housing MBS ETF
Investment Objective
The primary investment objective of the CCM Affordable Housing MBS ETF (the “Fund”) is to generate a level of current income.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CCM Affordable Housing MBS ETF CCM Affordable Housing MBS ETF Shares
Management Fee	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%	[1]
Total Annual Operating Expenses	0.57%
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses	0.30%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Community Capital Management, LLC (“CCM” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2025. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares | USD ($)	31	155	291	688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2024, the portfolio turnover rate of the Fund, was 58%.

Principal Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans that the Adviser believes were made to minority families, low- and moderate-income or workforce families, and/or families that live in persistent poverty areas. These loans include home loans:

●	Originated in a census tract where more than 50% of the population is a minority (also referred to as a majority-minority census tract).

●

To “low-income borrowers” defined as a person whose total annual income is 50% or less of the area median income (“AMI”) or average income for the community where they live and a “moderate-income borrowers” defined as a person whose total annual income is above 50% but less than 80% of the AMI or average income for the community where they live.

●

In census tracts where more than 50% of the population is non-white and at least 40% of the population is living at or below the poverty line (defined as a racially or ethnically concentrated areas of poverty or “R/ECAP”).

●	In counties where, for more than 20 years, 20% or more of the population has lived in poverty (defined as a persistent poverty county or “PPC”).

●

To borrowers whose total annual income is above 60% but less than 120% of the AMI or average income for the community where they live. This is commonly referred to as “workforce housing,” which may include middle-income workers such as teachers, police officers, firefighters, nurses, and retail workers who do not qualify for subsidized housing but still may struggle to afford market-rate housing in their communities.

The Fund will invest at least 51% of its net assets in mortgage-backed securities that the Fund’s investment advisor believes will be deemed to be qualified under the Community Reinvestment Act of 1977 (“CRA”), so that financial institutions that are subject to the CRA may receive investment test or similar consideration/credit under the CRA with respect to shares of the Fund held by them.

The Fund may also invest in mortgage-backed securities backed by pools of loans sourced from non-traditional originators including Community Development Financial Institutions (CDFIs) and minority-owned banks.

The mortgage-backed securities in which the Fund invests are issued and/or guaranteed by government- sponsored enterprises (each a “GSE”), such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Bank (“Freddie Mac”) and are therefore rated investment grade. To create the mortgage-backed securities in which the Fund invests, these GSEs securitize pools of mortgage loans and each mortgage loan in the pool must meet the conforming underwriting standards of the relevant agency. While securities issued or guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by Fannie Mae and Freddie Mac are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Using a proprietary algorithm, CCM screens mortgage origination tapes to identify loans that are made to types of borrowers and in areas as previously defined. CCM also assesses the loan-to-value and FICO scores of borrowers before selecting a mortgage for inclusion in the pools underlying the mortgage-backed securities for the Fund’s portfolio. When making investment decisions, CCM will consider coupon payments of the qualifying mortgage-backed security pools to manage the prepayment and/or extension risk of the Fund’s portfolio.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

The Fund is the successor to the Impact Shares Affordable Housing MBS ETF (the “Predecessor ETF”). The Predecessor ETF was managed by Impact Shares, Corp., the Predecessor ETF’s investment adviser (the “Predecessor Advisor”) and was sub-advised by CCM and had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Affordable Housing ETF. The reorganization of the Predecessor ETF into the Affordable Housing ETF was effective as of close of business on March 18, 2024. Information presented prior to March 18, 2024 is that of the Predecessor ETF.

Updated information about the Fund’s performance can be found by visiting the Fund’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Annual Total Return as of December 31

Highest Performing Quarter:	6.76% in Q4 2023
Lowest Performing Quarter:	-4.89% in Q3 2022
The Fund’s calendar year-to-date return as of September 30, 2024 was 4.81%.
Average Annual Total Returns (For the Year Ended December 31, 2023 and Since Inception)
This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad based index.
Average Annual Total Returns - CCM Affordable Housing MBS ETF	1 Year	Since Inception [1]	Inception Date
CCM Affordable Housing MBS ETF Shares	4.43%	(3.53%)	Jul. 26, 2021
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions	3.14%	(4.53%)	Jul. 26, 2021
CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions and Sales	2.60%	(3.09%)	Jul. 26, 2021
Bloomberg U.S. Aggregate Bond Index (The index returns do not reflect deductions for fees, expenses, or taxes.)	5.53%	(3.75%)	Jul. 26, 2021
Bloomberg U.S. MBS Index (The index returns do not reflect deductions for fees, expenses, or taxes.)	5.05%	(3.38%)	Jul. 26, 2021
[1]	The Predecessor ETF’s inception date was July 26, 2021.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

CCM Affordable Housing MBS ETF | Interest Rate Risk

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed- income markets. Further, recent and potential future changes in government policy may affect interest rates.

CCM Affordable Housing MBS ETF | Fixed Income Risk

Fixed Income Risk. The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

CCM Affordable Housing MBS ETF | Prepayment Risk

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

CCM Affordable Housing MBS ETF | Mortgage-Related Securities Risk

Mortgage-Related Securities Risk. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

CCM Affordable Housing MBS ETF | Active Investment Management Risk

Active Investment Management Risk. The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results. There is no guarantee that the Fund’s investment objective will be achieved.

CCM Affordable Housing MBS ETF | Asset Class Risk
Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
CCM Affordable Housing MBS ETF | Call Risk

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

CCM Affordable Housing MBS ETF | Cash Transactions Risk

Cash Transactions Risk. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CCM Affordable Housing MBS ETF | Counterparty Risk

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.

CCM Affordable Housing MBS ETF | Credit Risk

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

CCM Affordable Housing MBS ETF | Extension Risk

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

CCM Affordable Housing MBS ETF | Inflation Risk

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

CCM Affordable Housing MBS ETF | Liquidity Risk

Liquidity Risk. The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress.

CCM Affordable Housing MBS ETF | Market Price Variance Risk

Market Price Variance Risk. Fund shares are listed for trading on NYSE (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times.

Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, the Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop- loss order,” may cause the Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criterion with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

CCM Affordable Housing MBS ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non-diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

CCM Affordable Housing MBS ETF | Operational and Technology Risk

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

CCM Affordable Housing MBS ETF | Securities Market Risk

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak can affect this value and you may lose money by investing in the Fund. These conditions (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long- term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, including earthquakes, fires, floods, hurricanes, tsunamis and weather- related phenomena generally, as well as the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

CCM Affordable Housing MBS ETF | Significant Exposure Risk

Significant Exposure Risk. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

CCM Affordable Housing MBS ETF | Specified Pools Risk
Specified Pools Risk. The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.
CCM Affordable Housing MBS ETF | Trading Issues Risk

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

CCM Affordable Housing MBS ETF | Transactions Risk

Transactions Risk. The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

CCM Affordable Housing MBS ETF | U.S. Government Securities Risk

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities that they guarantee. Additionally, the U.S. Government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

CCM Affordable Housing MBS ETF | Valuation Risk
Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
CCM Affordable Housing MBS ETF | Risk Lose Money [Member]
Consequently, you can lose money by investing in the Fund.
CCM Affordable Housing MBS ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.